Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of lease expenses
Operating lease expenses	¥ 97,707	¥ 121,393	¥ 135,663
Short-term lease expenses	57,339	56,808	24,359
Total	¥ 155,046	¥ 178,201	¥ 160,022